Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue Recognition
Summary of disaggregation of revenue

Disaggregation of revenue for the three months ended March 31, 2021 and 2020, is as follows:

	Three months ended March 31,
($in thousands)	2021	2020
Online casino and online sports betting	$109,978	$34,480
Retail sports betting	627	213
Social gaming	1,215	484
Total revenue	$111,820	$35,177

	Years Ended December 31,
($ in thousands)	2020	2019
Online casino and online sports betting	$273,761	$61,268
Retail sports betting	1,205	1,053
Social gaming	3,534	1,346
Total revenue	$278,500	$63,667

Summary of revenue by geographic region

Revenue by geographic region for the three months ended March 31, 2021 and 2020, is as follows:

	Three months ended March 31,
($in thousands)	2021	2020
United States	$105,303	$32,883
Colombia	6,517	2,294
Total revenue	$111,820	$35,177

	Years Ended December 31,
($ in thousands)	2020	2019
United States	$263,214	$59,572
Colombia	15,286	4,095
Total revenue	$278,500	$63,667

Summary of deferred revenue balances

	Three months ended March 31,
($in thousands)	2021	2020
Deferred revenue, beginning of period	$1,797	$321
Deferred revenue, end of period	2,163	95
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	608	321

	Years Ended December 31,
($ in thousands)	2020	2019
Deferred revenue, beginning of period	$321	$129
Deferred revenue, end of period	1,797	321
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	321	129